Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Amount computed using the statutory rate, amount	$ (793,000)	$ 4,482,000
Amount computed using the statutory rate, percent	(21.00%)	(21.00%)
Other, amount	$ (1,000)	$ (8,000)
Other, percent
Change in valuation allowance, amount	$ 794,000	$ (4,474,000)
Change in valuation allowance, percent	21.00%	21.00%
Total income tax provision (benefit), amount
Total income tax provision (benefit), percent